Average Annual Total Returns	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free USA Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free USA Fund Class A 1 year	Delaware Tax-Free USA Fund Class A 5 years	Delaware Tax-Free USA Fund Class A 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Fund Class C 1 year	Delaware Tax-Free USA Fund Class C 5 years	Delaware Tax-Free USA Fund Class C 10 years	Delaware Tax-Free USA Fund Institutional Class 1 year	Delaware Tax-Free USA Fund Institutional Class 5 years	Delaware Tax-Free USA Fund Institutional Class 10 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Delaware Tax-Free USA Intermediate Fund Bloomberg 3-15 Year Blend Municipal Bond Index 10 years	Delaware Tax-Free USA Intermediate Fund Class A 1 year	Delaware Tax-Free USA Intermediate Fund Class A 5 years	Delaware Tax-Free USA Intermediate Fund Class A 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free USA Intermediate Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free USA Intermediate Fund Class C 1 year	Delaware Tax-Free USA Intermediate Fund Class C 5 years	Delaware Tax-Free USA Intermediate Fund Class C 10 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 1 year	Delaware Tax-Free USA Intermediate Fund Institutional Class 5 years	Delaware Tax-Free USA Intermediate Fund Institutional Class 10 years
Total	1.52%	4.17%	3.72%	0.42%	4.61%	4.21%	0.02%	4.47%	4.10%	1.45%	4.29%	4.04%	3.39%	4.79%	3.90%	5.51%	5.86%	4.95%	0.93%	3.79%	3.26%	0.42%	3.78%	3.02%	0.42%	3.78%	3.02%	1.28%	3.59%	2.98%	1.29%	3.46%	2.43%	3.31%	4.50%	3.46%